Federated Equity Income Fund, Inc.
Portfolio of Investments
February 29, 2020 (unaudited)
Shares			Value
		COMMON STOCKS—100.0%
		Communication Services—7.6%
403,837		AT&T, Inc.	$14,223,139
328,859		Comcast Corp., Class A	13,295,770
294,676		Verizon Communications, Inc.	15,959,652
133,654		Walt Disney Co.	15,724,393
		TOTAL	59,202,954
		Consumer Discretionary—7.1%
40,263		Home Depot, Inc.	8,770,892
97,820		Las Vegas Sands Corp.	5,703,884
37,631		Lowe's Cos., Inc.	4,010,336
55,274		McDonald's Corp.	10,732,553
206,765		Pulte Group, Inc.	8,311,953
30,010		Starbucks Corp.	2,353,684
51,906		TJX Cos., Inc.	3,103,979
77,267		Target Corp.	7,958,501
31,110		Toyota Motor Credit Corp., ADR	4,067,632
		TOTAL	55,013,414
		Consumer Staples—8.7%
222,316		Mondelez International, Inc.	11,738,285
156,188		Philip Morris International, Inc.	12,787,111
173,847		Procter & Gamble Co.	19,684,696
84,578		The Coca-Cola Co.	4,524,077
179,538		WalMart, Inc.	19,332,652
		TOTAL	68,066,821
		Energy—6.8%
250,377		BP PLC, ADR	7,834,296
165,504		Chevron Corp.	15,448,143
140,162		ConocoPhillips	6,786,644
161,077		Exxon Mobil Corp.	8,285,801
115,689		Hess Corp.	6,499,408
68,045		Phillips 66	5,093,849
119,000		Schlumberger Ltd.	3,223,710
		TOTAL	53,171,851
		Financials—22.6%
44,178		Allstate Corp.	4,649,735
182,686		Axis Capital Holdings Ltd.	10,252,338
822,447		Bank of America Corp.	23,439,740
79,696	[1]	Berkshire Hathaway, Inc., Class B	16,444,473
73,477		Capital One Financial Corp.	6,485,080
333,131		Citigroup, Inc.	21,140,493
331,280		Citizens Financial Group, Inc.	10,498,263
71,269		Gallagher (Arthur J.) & Co.	6,948,015
86,237		Goldman Sachs Group, Inc.	17,313,802
277,965		JPMorgan Chase & Co.	32,274,516
143,533		LPL Investment Holdings, Inc.	11,408,003
171,422		Morgan Stanley	7,719,133
149,310		VOYA Financial, Inc.	7,859,678
		TOTAL	176,433,269

Shares			Value
		COMMON STOCKS—continued
		Health Care—11.0%
54,225		AbbVie, Inc.	$4,647,625
22,497		Anthem, Inc.	5,783,754
175,022		AstraZeneca PLC, ADR	7,665,964
17,350		Becton Dickinson & Co.	4,126,177
34,728		Danaher Corp.	5,020,974
119,552		Johnson & Johnson	16,077,353
133,553		Medtronic PLC	13,444,780
75,771		Merck & Co., Inc.	5,801,028
433,420		Pfizer, Inc.	14,484,896
32,902		UnitedHealth Group, Inc.	8,388,694
		TOTAL	85,441,245
		Industrials—11.4%
32,389		Allegion PLC	3,724,411
455,460		General Electric Co.	4,955,405
75,457		Honeywell International, Inc.	12,236,862
93,345		ITT Corp.	5,614,702
48,776		L3Harris Technologies, Inc.	9,644,479
95,084		Manpower, Inc.	7,220,679
74,242		Parker-Hannifin Corp.	13,717,694
12,992		Roper Technologies, Inc.	4,569,286
86,906		Stanley Black & Decker, Inc.	12,488,392
53,877		Union Pacific Corp.	8,610,083
44,752		United Technologies Corp.	5,844,164
		TOTAL	88,626,157
		Information Technology—11.0%
34,982		Accenture PLC	6,317,399
21,632		Apple, Inc.	5,913,324
172,961		Applied Materials, Inc.	10,052,493
14,050		Broadcom, Inc.	3,830,311
138,238		Cisco Systems, Inc.	5,519,843
64,442		Fidelity National Information Services, Inc.	9,003,836
207,277		Genpact Ltd.	7,971,874
236,434		Intel Corp.	13,126,816
59,140		Microsoft Corp.	9,581,272
80,960		NXP Semiconductors NV	9,204,342
269,796	[1]	ON Semiconductor Corp.	5,034,393
		TOTAL	85,555,903
		Materials—2.4%
119,741		CF Industries Holdings, Inc.	4,413,653
126,562		DuPont de Nemours, Inc.	5,429,510
201,886		Freeport-McMoRan, Inc.	2,010,784
36,493		Linde PLC	6,970,528
		TOTAL	18,824,475
		Real Estate—5.1%
82,904		Cyrusone, Inc.	5,022,324
15,821		Equinix, Inc.	9,062,269
214,564		Host Hotels & Resorts, Inc.	3,106,887
261,771		Invitation Homes, Inc.	7,510,210
47,108		National Retail Properties, Inc.	2,395,442
112,560		ProLogis, Inc.	9,486,557

Shares		Value
	COMMON STOCKS—continued
	Real Estate—continued
20,123	Sun Communities, Inc.	$3,076,404
	TOTAL	39,660,093
	Utilities—6.3%
66,306	American Electric Power Co., Inc.	5,918,474
76,109	Atmos Energy Corp.	7,858,254
73,464	Dominion Energy, Inc.	5,743,415
305,137	FirstEnergy Corp.	13,587,751
37,455	NextEra Energy, Inc.	9,467,126
106,939	Southern Co.	6,454,838
	TOTAL	49,029,858
	TOTAL COMMON STOCKS (IDENTIFIED COST $748,481,497)	779,026,040
	INVESTMENT COMPANY—2.0%
15,382,484	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.68%[2] (IDENTIFIED COST $15,387,425)	15,388,636
	TOTAL INVESTMENT IN SECURITIES—102.0% (IDENTIFIED COST $763,868,922)	794,414,676
	OTHER ASSETS AND LIABILITIES - NET—(2.0)%[3]	(15,774,050)
	TOTAL NET ASSETS—100%	$778,640,626
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended February 29, 2020, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 11/30/2019	34,577,553
Purchases/Additions	78,369,471
Sales/Reductions	(97,564,540)
Balance of Shares Held 2/29/2020	15,382,484
Value	$15,388,636
Change in Unrealized Appreciation/Depreciation	$380
Net Realized Gain/(Loss)	$(806)
Dividend Income	$64,734
1	Non-income-producing security.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 29, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of February 29, 2020, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
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